INVENTORIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Decrease (increase) in inventories of finished goods and work in progress	$ 3,728	$ 33,361	$ 11,880
Provision for inventory obsolescence	107,003	110,731
Inventory write-down	$ 2,200	$ 3,614	$ 4,865